INCOME TAXES - Reconciliation of Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Computed tax (21%)			$ (1,489)
Partnership outside basis adjustments			(8,827)
Income tax benefit attributable to NCI			797
Change in valuation allowance			9,812
State income tax benefit, net of effect on federal tax			(190)
Other, net (none in excess of 5% of computed tax)			(63)
Income tax expense	$ 13	$ 0	$ 40	$ 0	$ 0